Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WISDOMTREE TRUST
WisdomTree Cybersecurity Fund
(Ticker Symbol: WCBR)
(the “Fund”)
Supplement dated March 22, 2021
to the currently effective
Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and
Statement of Additional Information (“SAI”) for the Fund
The following information supplements and should be read in conjunction with the Prospectuses and SAI for the Fund.
Effectively immediately, the following language has been added as the third paragraph of the “Principal Investment Strategies of the Fund” section of the Fund’s Prospectuses:
The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the eligible investment universe companies that (i) violate, or are at risk of violating, certain commonly accepted international norms and standards, such as United Nations and the Global Standards Screening (“GSS”) guidelines; (ii) are significantly involved in controversial weapons, such as biological, chemical, cluster, nuclear or white phosphorous weapons or in anti-personnel mines; (iii) are significantly involved in the tobacco industry; (iv) are significantly involved in thermal coal activity, such as coal mining and exploration and coal-based power generation; or (v) do not meet such other ESG criteria as detailed in the Index methodology.

WisdomTree Cybersecurity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WISDOMTREE TRUST
WisdomTree Cybersecurity Fund
(Ticker Symbol: WCBR)
(the “Fund”)
Supplement dated March 22, 2021
to the currently effective
Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and
Statement of Additional Information (“SAI”) for the Fund
The following information supplements and should be read in conjunction with the Prospectuses and SAI for the Fund.
Effectively immediately, the following language has been added as the third paragraph of the “Principal Investment Strategies of the Fund” section of the Fund’s Prospectuses:
The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the eligible investment universe companies that (i) violate, or are at risk of violating, certain commonly accepted international norms and standards, such as United Nations and the Global Standards Screening (“GSS”) guidelines; (ii) are significantly involved in controversial weapons, such as biological, chemical, cluster, nuclear or white phosphorous weapons or in anti-personnel mines; (iii) are significantly involved in the tobacco industry; (iv) are significantly involved in thermal coal activity, such as coal mining and exploration and coal-based power generation; or (v) do not meet such other ESG criteria as detailed in the Index methodology.